Summary of Significant Accounting Policies- Schedule of Contract Liabilities (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Schedule of Contract Liabilities [Abstract]
Beginning balance	$ 39,958	$ 150,158
Additions	445,794	39,958
Less: released to revenue	(39,067)	(150,447)
Foreign exchange effect	(891)	289
Ending balance	$ 445,794	$ 39,958